Share-based compensation (Details 4) (Performance-based share options)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Assumptions used to estimate the fair value of options granted
Risk-free interest rates, Minimum	0.56%	0.96%
Risk-free interest rates, Maximum	1.62%	1.93%
Expected volatility, Minimum	54.62%	56.01%
Expected volatility, Maximum	63.18%	57.18%
Minimum
Assumptions used to estimate the fair value of options granted
Expected life	3 years 7 months 24 days	3 years 7 months 20 days
Maximum
Assumptions used to estimate the fair value of options granted
Expected life	4 years 3 months	4 years 3 months 4 days